Administrative and Offering Expenses (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Administrative And Offering Expenses
Description of administrative fees	Up to 1/12th of 0.95% of the Fund’s month-end net asset value
Administrative expenses - General Partner	$ 909,095	$ 791,912
Administrative expenses excess of limitation - General Partner	513,063	206,541
Administrative expenses payable - general partner	26,737	40,089
Description of offering expenses	Up to 1/12th of 0.75% of the Fund’s month-end net asset value pro rata for each Series of Units
Offering expenses - General Partner	487,245	537,508
Exceeding offering expense excess of limitation - General Partner	202,363	85,900
Offering expenses payable - general partner	$ 19,163	$ 30,206